Mar. 01, 2016

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan International Equity Fund

JPMorgan International Opportunities Fund

(Class A, Class C and Select Class)

(each, a series of JPMorgan Trust I)

Supplement dated September 8, 2016

to the Prospectus and Summary Prospectuses

dated March 1, 2016, as supplemented

Changes to the Investment Advisory Agreement and Expense Limitation Agreement For the JPMorgan International Equity Fund:

The Board of Trustees of the Trust has approved changes to the investment advisory fee of the JPMorgan International Equity Fund as set forth below. On November 1, 2016 (the “Effective Date”), the advisory fee for the Fund, which is currently 0.80% will be changed to 0.70%.

Additionally, as of the Effective Date, the Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described in the Fund’s prospectus, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.24%, 1.74% and 0.99% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. These waivers will remain in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

In connection with these changes, as of the Effective Date, the sections “Annual Fund Operating Expenses” and “Example” in the Fund’s prospectus will hereby be replaced by the following:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	0.70%	0.70%	0.70%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.54	0.51	0.39
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.29	0.26 [1]	0.14
Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.50	1.97	1.10
Fee Waivers and Expense Reimbursements[2]	(0.26)	(0.23)	(0.11)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.24	1.74	0.99

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of Transfer Agency expenses among the classes as if they had been in effect during the most recent fiscal year.
2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.24%, 1.74% and 0.99% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/18 for Class A, Class C and Select Class Shares and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	645	925	1,253	2,178
CLASS C SHARES ($)	277	573	1,019	2,258
SELECT CLASS SHARES ($)	101	327	584	1,320

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	645	925	1,253	2,178
CLASS C SHARES ($)	177	573	1,019	2,258
SELECT CLASS SHARES ($)	101	327	584	1,320

Changes to Expense Limitation Agreement For the JPMorgan International Opportunities Fund (Class A, Class C and Select Class Shares):

Additionally, as of the Effective Date, the Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described in the Fund’s prospectus, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.24%, 1.74% and 0.99% of the average daily net assets of Class A , Class C and Select Class Shares, respectively. These waivers will remain in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

In connection with these changes, as of the Effective Date, the sections “Annual Fund Operating Expenses” and “Example” in the Fund’s prospectus will hereby be replaced by the following with regards to Class A, Class C and Select Class Shares:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	0.60%	0.60%	0.60%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.58	0.49	0.42
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.33	0.24 [1]	0.17 [1]

Total Annual Fund Operating Expenses	1.43	1.84	1.02
Fee Waivers and Expense Reimbursements[2]	(0.19)	(0.10)	(0.03)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.24	1.74	0.99

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of Transfer Agency expenses among the classes as if they had been in effect during the most recent fiscal year.
2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.24%, 1.74% and 0.99% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/18 for Class A, Class C and Select Class Shares and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	645	917	1,230	2,116
CLASS C SHARES ($)	277	559	976	2,142
SELECT CLASS SHARES ($)	101	319	557	1,242

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	645	917	1,230	2,116
CLASS C SHARES ($)	177	559	976	2,142
SELECT CLASS SHARES ($)	101	319	557	1,242

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS AND SUMMARY PROSPECTUSES FOR FUTURE REFERENCE

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan International Equity Fund

(Class R2, Class R5 and Class R6 Shares)

JPMorgan International Opportunities Fund

(Class R6 Shares)

(each, a series of JPMorgan Trust I)

Supplement dated September 8, 2016

to the Prospectus and Summary Prospectuses

dated March 1, 2016, as supplemented

Changes to the Investment Advisory Agreement and Expense Limitation Agreement For the JPMorgan International Equity Fund:

The Board of Trustees of the Trust has approved changes to the investment advisory fee of the JPMorgan International Equity Fund as set forth below. On November 1, 2016 (the “Effective Date”), the advisory fee for the Fund, which is currently 0.80% will be changed to 0.70%.

Additionally, as of the Effective Date, the Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described in the Fund’s prospectus, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.49%, 0.84% and 0.74% of the average daily net assets of Class R2, Class R5 and Class R6 Shares, respectively. These waivers will remain in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

In connection with these changes, as of the Effective Date, the sections “Annual Fund Operating Expenses” and “Example” in the Fund’s prospectus will hereby be replaced by the following:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R5	Class R6
Management Fees	0.70%	0.70%	0.70%
Distribution (Rule 12b-1) Fees	0.50	NONE	NONE
Other Expenses	0.63	0.26	0.11
Shareholder Service Fees	0.25	0.05	NONE
Remainder of Other Expenses	0.38 [1]	0.21	0.11
Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.84	0.97	0.82
Fee Waivers and Expense Reimbursements[2]	(0.35)	(0.13)	(0.08)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.49	0.84	0.74

1	“Remainder of Other Expenses” have been calculated based on the actual other expenses incurred in the most recent fiscal year, except that these expenses have been adjusted to reflect a reallocation of Transfer Agency expenses among the classes as if they had been in effect during the most recent fiscal year.
2	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 1.49%, 0.84% and 0.74% of the average daily net assets of Class R2, Class R5 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/18 for Class R2, Class R5 and Class R6 Shares and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	152	509	929	2,099
CLASS R5 SHARES ($)	86	282	510	1,165
CLASS R6 SHARES ($)	76	245	439	998

Changes to Expense Limitation Agreement For the JPMorgan International Opportunities Fund (Class R6 Shares):

Additionally, as of the Effective Date, the Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described in the Fund’s prospectus, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.74% of the average daily net assets of Class R6 Shares. These waivers will remain in effect through 10/31/18, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

In connection with these changes, as of the Effective Date, the sections “Annual Fund Operating Expenses” and “Example” in the Fund’s prospectus will hereby be replaced by the following:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class R6
Management Fees	0.60%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.12
Shareholder Service Fees	NONE
Remainder of Other Expenses	0.12

Total Annual Fund Operating Expenses	0.72

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 10/31/18 for Class R6 Shares and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R6 SHARES ($)	74	230	401	894

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS AND SUMMARY PROSPECTUSES FOR FUTURE REFERENCE